Schedule of Investments (unaudited)
December 31, 2022
iShares® Residential and Multisector Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Health Care REITs — 27.8%
CareTrust REIT, Inc.	197,553	$ 3,670,535
Community Healthcare Trust, Inc.	48,595	1,739,701
Diversified Healthcare Trust	485,680	314,138
Global Medical REIT, Inc.	124,618	1,181,379
Healthcare Realty Trust, Inc.	780,287	15,036,130
Healthpeak Properties, Inc.	1,109,874	27,824,541
LTC Properties, Inc.	81,790	2,905,999
Medical Properties Trust, Inc.	1,222,233	13,615,675
National Health Investors, Inc.	85,445	4,461,938
Omega Healthcare Investors, Inc.	483,638	13,517,682
Physicians Realty Trust	466,346	6,748,027
Sabra Health Care REIT, Inc.	472,205	5,869,508
Universal Health Realty Income Trust	26,168	1,248,999
Ventas, Inc.	661,749	29,811,792
Welltower, Inc.(a)	772,490	50,636,719
		178,582,763
Office REITs — 0.4%
Veris Residential, Inc.(b)	176,289	2,808,284
Residential REITs — 48.6%
American Homes 4 Rent, Class A(a)	633,466	19,092,665
Apartment Income REIT Corp.	308,084	10,570,362
Apartment Investment and Management Co., Class A	306,705	2,183,740
AvalonBay Communities, Inc.	228,070	36,837,866
Bluerock Homes Trust, Inc., Class A(a)(b)	7,826	166,772
BRT Apartments Corp.	24,553	482,221
Camden Property Trust	213,359	23,870,605
Centerspace	30,753	1,804,279
Elme Communities	178,515	3,177,567
Equity LifeStyle Properties, Inc.	365,518	23,612,463
Equity Residential	604,677	35,675,943
Essex Property Trust, Inc.	133,768	28,348,115
Independence Realty Trust, Inc.	459,476	7,746,765
Invitation Homes, Inc.	996,394	29,533,118
Mid-America Apartment Communities, Inc.	187,449	29,427,618
Security	Shares	Value
Residential REITs (continued)
NexPoint Residential Trust, Inc.	46,364	$ 2,017,761
Sun Communities, Inc.	209,470	29,954,210
UDR, Inc.	666,374	25,808,665
UMH Properties, Inc.	104,291	1,679,085
		311,989,820
Specialized REITs — 22.6%
CubeSmart	460,016	18,515,644
Extra Space Storage, Inc.	216,341	31,841,068
Life Storage, Inc.	173,127	17,053,010
National Storage Affiliates Trust(a)	174,706	6,310,381
Public Storage	255,338	71,543,154
		145,263,257
Total Long-Term Investments — 99.4% (Cost: $846,421,208)		638,644,124
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	5,437,333	5,438,964
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	1,274,444	1,274,444
Total Short-Term Securities — 1.0% (Cost: $6,711,483)		6,713,408
Total Investments — 100.4% (Cost: $853,132,691)		645,357,532
Liabilities in Excess of Other Assets — (0.4)%		(2,600,590)
Net Assets — 100.0%		$ 642,756,942
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 5,437,842(a)	$ —	$ (803)	$ 1,925	$ 5,438,964	5,437,333	$ 12,302(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,910,000	—	(1,635,556)(a)	—	—	1,274,444	1,274,444	21,515	1
				$ (803)	$ 1,925	$ 6,713,408		$ 33,817	$ 1
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Residential and Multisector Real Estate ETF
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	122	03/17/23	$ 4,024	$ (36,659)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 638,644,124	$ —	$ —	$ 638,644,124
Short-Term Securities
Money Market Funds	6,713,408	—	—	6,713,408
	$ 645,357,532	$ —	$ —	$ 645,357,532
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (36,659)	$ —	$ —	$ (36,659)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
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